Note 19 - Income Taxes - Unrecognized Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Mark to market gains (losses) on derivative instruments [member]
Statement Line Items [Line Items]
Deferred income tax assets not reflected	$ 31,897	$ 7,239
Tax losses and excess of tax basis over book basis [member]
Statement Line Items [Line Items]
Deferred income tax assets not reflected	$ 47,038	$ 32,911